Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	New World Fund, Inc.
Entity Central Index Key	0001073330
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
New World Fund® - Class A
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class A
Trading Symbol	NEWFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 50	0.95% *
*Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 85,562,000,000
Holdings Count | Holding	613
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 85,562
Total number of portfolio holdings	613
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund® - Class C
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class C
Trading Symbol	NEWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 88	1.70% *
*Annualized.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.70%	[1]
Net Assets	$ 85,562,000,000
Holdings Count | Holding	613
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 85,562
Total number of portfolio holdings	613
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund® - Class T
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class T
Trading Symbol	TNWFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 37	0.70% *
*Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%	[1]
Net Assets	$ 85,562,000,000
Holdings Count | Holding	613
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 85,562
Total number of portfolio holdings	613
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund® - Class F-1
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class F-1
Trading Symbol	NWFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 50	0.96% *
*Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%	[1]
Net Assets	$ 85,562,000,000
Holdings Count | Holding	613
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 85,562
Total number of portfolio holdings	613
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund® - Class F-2
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class F-2
Trading Symbol	NFFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 35	0.68% *
*Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[1]
Net Assets	$ 85,562,000,000
Holdings Count | Holding	613
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 85,562
Total number of portfolio holdings	613
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector ( percent of net assets) *Includes derivatives.
New World Fund® - Class F-3
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class F-3
Trading Symbol	FNWFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 30	0.57% *
*Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%	[1]
Net Assets	$ 85,562,000,000
Holdings Count | Holding	613
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 85,562
Total number of portfolio holdings	613
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund® - Class 529-A
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class 529-A
Trading Symbol	CNWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 51	0.97% *
*Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97%	[1]
Net Assets	$ 85,562,000,000
Holdings Count | Holding	613
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 85,562
Total number of portfolio holdings	613
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund® - Class 529-C
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class 529-C
Trading Symbol	CNWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 91	1.74% *
*Annualized.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.74%	[1]
Net Assets	$ 85,562,000,000
Holdings Count | Holding	613
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 85,562
Total number of portfolio holdings	613
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund® - Class 529-E
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class 529-E
Trading Symbol	CNWEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 62	1.19% *
*Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.19%	[1]
Net Assets	$ 85,562,000,000
Holdings Count | Holding	613
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 85,562
Total number of portfolio holdings	613
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund® - Class 529-T
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class 529-T
Trading Symbol	TWNFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 39	0.74% *
*Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%	[1]
Net Assets	$ 85,562,000,000
Holdings Count | Holding	613
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 85,562
Total number of portfolio holdings	613
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund® - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class 529-F-1
Trading Symbol	CNWFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 40	0.76% *
*Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%	[1]
Net Assets	$ 85,562,000,000
Holdings Count | Holding	613
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 85,562
Total number of portfolio holdings	613
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund® - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class 529-F-2
Trading Symbol	FNFWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 35	0.68% *
*Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[1]
Net Assets	$ 85,562,000,000
Holdings Count | Holding	613
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 85,562
Total number of portfolio holdings	613
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund® - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class 529-F-3
Trading Symbol	FWWNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 32	0.61% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%	[1]
Net Assets	$ 85,562,000,000
Holdings Count | Holding	613
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 85,562
Total number of portfolio holdings	613
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund® - Class R-1
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class R-1
Trading Symbol	RNWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 86	1.66% *
*Annualized.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.66%	[1]
Net Assets	$ 85,562,000,000
Holdings Count | Holding	613
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 85,562
Total number of portfolio holdings	613
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund® - Class R-2
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class R-2
Trading Symbol	RNWBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 87	1.67% *
*Annualized.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.67%	[1]
Net Assets	$ 85,562,000,000
Holdings Count | Holding	613
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 85,562
Total number of portfolio holdings	613
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund® - Class R-2E
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class R-2E
Trading Symbol	RNEBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 71	1.37% *
*Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.37%	[1]
Net Assets	$ 85,562,000,000
Holdings Count | Holding	613
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 85,562
Total number of portfolio holdings	613
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund® - Class R-3
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class R-3
Trading Symbol	RNWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 64	1.22% *
*Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.22%	[1]
Net Assets	$ 85,562,000,000
Holdings Count | Holding	613
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 85,562
Total number of portfolio holdings	613
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund® - Class R-4
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class R-4
Trading Symbol	RNWEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 48	0.92% *
*Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%	[1]
Net Assets	$ 85,562,000,000
Holdings Count | Holding	613
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 85,562
Total number of portfolio holdings	613
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund® - Class R-5E
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class R-5E
Trading Symbol	RNWHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 38	0.72% *
*Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%	[1]
Net Assets	$ 85,562,000,000
Holdings Count | Holding	613
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 85,562
Total number of portfolio holdings	613
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund® - Class R-5
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class R-5
Trading Symbol	RNWFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 32	0.62% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[1]
Net Assets	$ 85,562,000,000
Holdings Count | Holding	613
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 85,562
Total number of portfolio holdings	613
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
New World Fund® - Class R-6
Shareholder Report [Line Items]
Fund Name	New World Fund®
Class Name	Class R-6
Trading Symbol	RNWGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about New World Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 30	0.57% *
*Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%	[1]
Net Assets	$ 85,562,000,000
Holdings Count | Holding	613
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 85,562
Total number of portfolio holdings	613
Portfolio turnover rate	28%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.

[1]	Annualized.